Accrued Liabilities and Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Rebates payable to customers	$ 3,257	$ 5,214
VAT and other taxes payable	2,659	1,679
Security deposit received from customers	686	772
Accrued employee benefits	2,741	3,257
Accrued professional fees	4,167	1,544
Accrued marketing and hosting expense	1,831	1,424
Others	788	1,201
Accrued liabilities and other current liabilities	$ 16,129	$ 15,091